Fair Value of Financial Instruments - Estimated Fair Values and Carrying Amounts of Financial Instruments (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial Assets
Securities available for sale, at fair value	$ 4,783,579	$ 4,590,062
Mortgage loans held for sale, at fair value	107,734	134,916	$ 157,041	$ 166,247
Mortgage loans held for investment, at fair value option	3,143	14,953
Derivative instruments	27,048	31,265
Cash and cash equivalents	690,453	625,724	1,362,126	$ 510,267
Securities held to maturity	207,446	227,318
Financial Liabilities
Derivative instruments	22,124	25,154
Deposits	23,763,431	21,466,717	$ 17,408,283
Short-term borrowings	1,482,882	991,297
Long-term debt	1,166,151	1,495,835
Level 1
Financial Assets
Securities available for sale, at fair value	0	0
Mortgage loans held for sale, at fair value	0	0
Mortgage loans held for investment, at fair value option	0	0
Derivative instruments	0	0
Cash and cash equivalents	690,453	625,724
Securities held to maturity	0	0
Loans and leases, carried at amortized cost, net of unearned income and allowance for loan and lease losses	0	0
Financial Liabilities
Derivative instruments	0	0
Deposits	0	0
Short-term borrowings	315,882	516,297
Long-term debt	0	0
Level 2
Financial Assets
Securities available for sale, at fair value	4,783,579	4,590,062
Mortgage loans held for sale, at fair value	107,734	134,916
Mortgage loans held for investment, at fair value option	0	0
Derivative instruments	27,048	31,265
Cash and cash equivalents	0	0
Securities held to maturity	204,277	227,964
Loans and leases, carried at amortized cost, net of unearned income and allowance for loan and lease losses	0	0
Financial Liabilities
Derivative instruments	22,124	25,154
Deposits	23,752,139	21,460,782
Short-term borrowings	1,167,000	475,000
Long-term debt	0	0
Level 3
Financial Assets
Securities available for sale, at fair value	0	0
Mortgage loans held for sale, at fair value	0	0
Mortgage loans held for investment, at fair value option	3,143	14,953
Derivative instruments	0	0
Cash and cash equivalents	0	0
Securities held to maturity	0	0
Loans and leases, carried at amortized cost, net of unearned income and allowance for loan and lease losses	22,088,236	19,811,904
Financial Liabilities
Derivative instruments	0	0
Deposits	0	0
Short-term borrowings	0	0
Long-term debt	1,154,062	1,476,899
Carrying Amount
Financial Assets
Securities available for sale, at fair value	4,783,579	4,590,062
Mortgage loans held for sale, at fair value	107,734	134,916
Mortgage loans held for investment, at fair value option	3,143	14,953
Derivative instruments	27,048	31,265
Cash and cash equivalents	690,453	625,724
Securities held to maturity	207,446	227,318
Loans and leases, carried at amortized cost, net of unearned income and allowance for loan and lease losses	22,376,101	19,922,337
Financial Liabilities
Derivative instruments	22,124	25,154
Deposits	23,763,431	21,466,717
Short-term borrowings	1,482,882	991,297
Long-term debt	1,166,151	1,495,835
Fair Value
Financial Assets
Securities available for sale, at fair value	4,783,579	4,590,062
Mortgage loans held for sale, at fair value	107,734	134,916
Mortgage loans held for investment, at fair value option	3,143	14,953
Derivative instruments	27,048	31,265
Cash and cash equivalents	690,453	625,724
Securities held to maturity	204,277	227,964
Loans and leases, carried at amortized cost, net of unearned income and allowance for loan and lease losses	22,088,236	19,811,904
Financial Liabilities
Derivative instruments	22,124	25,154
Deposits	23,752,139	21,460,782
Short-term borrowings	1,482,882	991,297
Long-term debt	$ 1,154,062	$ 1,476,899